Loan Receivables (Tables)	6 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of loan receivable
	December 31, 2022	June 30, 2022
Loan receivable – Jianping Guo	$3,931,680	$-
Loan receivable – Yuwin Group Limited	1,250,000	-
Total loan receivables	$5,181,680	$-